                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D. C. 20549

                                   FORM N-CSRS

Investment Company Act file number 811-3440

                               SCUDDER PORTFOLIOS
                         ------------------------------
               (Exact Name of Registrant as Specified in Charter)

                  222 South Riverside Plaza, Chicago, IL 60606
                 ----------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

        Registrant's Telephone Number, including Area Code: (617) 295-3488
                                                            --------------

                                  Charles Rizzo
                             Two International Place
                           Boston, Massachusetts 02110
                     ---------------------------------------
                     (Name and Address of Agent for Service)

Date of fiscal year end:        9/30

Date of reporting period:       03/31/2005

ITEM 1.  REPORT TO STOCKHOLDERS

Scudder Cash Reserves Fund

Semiannual Report to Shareholders

March 31, 2005

Contents

Click Here Performance Summary

Click Here Information About Your Fund's Expenses

Click Here Portfolio Summary

Click Here Investment Portfolio

Click Here Financial Statements

Click Here Financial Highlights

Click Here Notes to Financial Statements

Click Here Account Management Resources

Click Here Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the fund. Please read the prospectus carefully before you invest.

An investment in this fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Please read this fund's prospectus for specific details regarding its risk profile.

Scudder Investments is part of Deutsche Asset Management, which is the marketing name in the US for the asset management activities of Deutsche Bank AG, Deutsche Investment Management Americas Inc., Deutsche Asset Management Inc., Deutsche Asset Management Investment Services Ltd., Deutsche Bank Trust Company Americas and Scudder Trust Company.

Fund shares are not FDIC-insured and are not deposits or other obligations of, or guaranteed by, any bank. Fund shares involve investment risk, including possible loss of principal.

Performance Summary March 31, 2005

All performance shown is historical and does not guarantee future results. Investment returns will fluctuate. Current performance may be higher or lower than the performance data quoted. Please visit scudder.com for the Fund's most recent month-end performance.

There is no initial sales charge for Class A shares. However, applicable sales charges apply on exchanges. For Class B shares, the maximum contingent deferred sales charge (CDSC) is 4% within the first year after purchase, declining to 0% after six years. Class C shares have no adjustment for front-end sales charges but redemptions within one year of purchase may be subject to a CDSC of 1%. Unadjusted returns do not reflect sales charges and would have been lower if they had.

Returns for Class B and C during all periods shown and Class A for the 1-year, 3-year, 5-year and 10-year periods shown reflect a voluntary fee waiver and/or expense reimbursement. Without this waiver/reimbursement, returns would have been lower.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns may differ by share class.

Average Annual Total Returns (Unadjusted for Sales Charge) as of 3/31/05
Scudder Cash Reserves Fund	6-Month*	1-Year	3-Year	5-Year	10-Year
Class A	.52%	.66%	.46%	1.83%	3.22%
Class B	.08%	.11%	.14%	1.29%	2.45%
Class C	.13%	.16%	.15%	1.41%	2.65%

Source: Deutsche Investment Management Americas Inc.

* Total returns shown for periods less than one year are not annualized.

Distribution Information
	Class A	Class B	Class C
Distribution Information: Six Months: Income Dividends as of 3/31/05	$ .0051	$ .0008	$ .0013
March Income Dividend	$ .0012	$ .0003	$ .0005
7-day Current Yield	1.55%	.52%	.75%

Yield are historical, will fluctuate and do not guarantee future performance. The yield quotation more closely reflects the current earnings of the Fund than the total return quotation. The 7-day current yield refers to the income paid by the fund over a 7-day period expressed as an annual percentage rate.

Average Annual Total Returns (Adjusted for Maximum Sales Charge) 3/31/005
Scudder Cash Reserves Fund		1-Year	3-Year	5-Year	10-Year
Class A	Growth of $10,000	$10,066	$10,140	$10,949	$13,729
	Average annual total return	.66%	.46%	1.83%	3.22%
Class B	Growth of $10,000	$9,711	$9,841	$10,560	$12,735
	Average annual total return	-2.89%	-.53%	1.10%	2.45%
Class C	Growth of $10,000	$10,016	$10,046	$10,723	$12,989
	Average annual total return	.16%	.15%	1.41%	2.65%

The growth of $10,000 is cumulative.

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses for Class B and C shares; had it not done so, expenses would have been higher. The tables are based on an investment of $1,000 made at the beginning of the six-month period ended March 31, 2005.

The tables illustrate your Fund's expenses in two ways:

Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Expenses and Value of a $1,000 Investment for the six months ended March 31, 2005
Actual Fund Return	Class A	Class B	Class C
Beginning Account Value 10/1/04	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 3/31/05	$ 1,005.20	$ 1,000.80	$ 1,001.30
Expenses Paid per $1,000*	$ 5.80	$ 10.08	$ 9.63
Hypothetical 5% Fund Return	Class A	Class B	Class C
Beginning Account Value 10/1/04	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 3/31/05	$ 1,019.15	$ 1,014.86	$ 1,015.31
Expenses Paid per $1,000*	$ 5.84	$ 10.15	$ 9.70

* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 365.

Annualized Expense Ratios	Class A	Class B	Class C
Scudder Cash Reserves Fund	1.16%	2.02%	1.93%

For more information, please refer to the Fund's prospectus.

Portfolio Summary March 31, 2005

Asset Allocation	3/31/05	9/30/04

Commercial Paper	50%	32%
Certificates of Deposit and Bank Notes	23%	17%
Short Term Notes	9%	24%
US Government Sponsored Agencies	6%	9%
Repurchase Agreements	4%	14%
US Government Agency Sponsored Pass-Throughs	4%	—
Promissory Notes	2%	2%
Guaranteed Investment Contracts	2%	2%
	100%	100%

Asset allocation is subject to change. For more complete details about the Fund's investment portfolio, see page 8. A quarterly Fact Sheet is available upon request. Information concerning portfolio holdings of the Fund as of month end will be posted to scudder.com on the 15th of the following month. Please see the Account Management Resources section for contact information.

Following the Fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. The form will be available on the SEC's Web site at www.sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330.

Investment Portfolio as of March 31, 2005 (Unaudited)

	Principal Amount ($)	Value ($)

Commercial Paper** 51.8%
British Transco Capital, Inc., 2.71%, 5/3/2005	11,000,000	10,973,551
Cancara Asset Securitization LLC, 2.79%, 4/25/2005	10,000,000	9,981,467
CC (USA), Inc., 2.63%, 4/25/2005	7,000,000	6,987,727
Charta LLC, 2.81%, 4/28/2005	11,000,000	10,976,900
CIT Group, Inc., 2.36%, 4/4/2005	2,000,000	1,999,607
Compass Securitization LLC, 2.8%, 4/22/2005	11,000,000	10,982,033
Dorada Finance, Inc., 2.61%, 4/11/2005	4,000,000	3,997,100
Giro Funding US Corp., 2.79%, 5/3/2005	11,000,000	10,972,818
Irish Life and Permanent PLC, 2.61%, 4/6/2005	11,000,000	10,996,012
Liberty Street Funding:
2.78%, 4/21/2005	10,000,000	9,984,556
3.04%, 6/23/2005	2,473,000	2,455,781
Mane Funding Corp., 2.79%, 4/19/2005	11,000,000	10,984,655
National Rural Utilities Cooperative Finance, 2.82%, 4/27/2005	11,000,000	10,977,676
Perry Global Funding LLC, Series A, 2.64%, 4/12/2005	10,000,000	9,991,933
Sanofi-Aventis:
2.61%, 4/11/2005	8,000,000	7,994,200
2.75%, 5/3/2005	3,000,000	2,992,693
Total Commercial Paper (Cost $133,248,709)		133,248,709

US Government Sponsored Agencies 6.6%
Federal Home Loan Mortgage Corp., 2.55%*, 10/7/2005	12,000,000	12,000,000
Federal National Mortgage Association, 1.75%, 5/23/2005	5,000,000	5,000,000
Total US Government Sponsored Agencies (Cost $17,000,000)		17,000,000

US Government Agency Sponsored Pass-Throughs 3.9%
Federal National Mortgage Association, 3.05%**, 7/1/2005 (Cost $9,922,903)	10,000,000	9,922,903

Short Term Notes* 9.7%
Canadian Imperial Bank Commerce, 2.84%, 4/14/2005	5,000,000	5,000,354
Credit Suisse First Boston, 2.97%, 9/9/2005	6,000,000	6,000,620
Morgan Stanley:
2.84%, 4/19/2005	3,000,000	3,000,000
2.945%, 11/15/2005	8,000,000	8,000,000
Westpac Banking Corp., 2.49%, 10/3/2005	3,000,000	2,998,575
Total Short Term Notes (Cost $24,999,549)		24,999,549

Certificates of Deposit and Bank Notes 23.3%
Barclays Bank PLC, 3.02%, 6/30/2005	4,000,000	3,999,998
Citibank NA, 2.51%, 4/4/2005	5,000,000	5,000,000
Marshall & Isley Corp., 3.04%, 6/29/2005	7,000,000	7,000,000
Natexis Banque Populaires, 2.8%, 4/29/2005	11,000,000	11,000,000
Northern Rock PLC, 3.0%, 6/22/2005	5,000,000	5,000,000
Royal Bank of Scotland PLC, 2.81%, 5/3/2005	12,000,000	12,000,000
Societe Generale, 2.8%, 5/3/2005	11,000,000	11,000,000
Toronto Dominion Bank, 2.505%, 5/27/2005	5,000,000	5,000,038
Total Certificates of Deposit and Bank Notes (Cost $60,000,036)		60,000,036

Guaranteed Investment Contracts 2.3%
New York Life Insurance Co., 3.123% , 9/20/2005 (Cost $6,000,000)	6,000,000	6,000,000

Promissory Notes 2.3%
Goldman Sachs Group, Inc., 2.975%*, 8/10/2005 (Cost $6,000,000)	6,000,000	6,000,000

Repurchase Agreements 4.3%
Goldman Sachs Co., Inc., 2.90%, dated 3/31/2005, to be repurchased at $11,000,886 on 4/1/2005 (b)	11,000,000	11,000,000
State Street Bank and Trust Co., 2.45%, dated 3/31/2005, to be repurchased at $83,006 on 4/1/2005 (c)	83,000	83,000
Total Repurchase Agreements (Cost $11,083,000)		11,083,000
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $268,254,197) (a)	104.2	268,254,197
Other Assets and Liabilities, net	(4.2)	(10,923,232)
Net Assets	100.0	257,330,965

* Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of March 31, 2005.

** Annualized yield at time of purchase; not a coupon rate.

(a) Cost for federal income tax purposes was $268,254,197.

(b) Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)

2,846,846	Federal Home Loan Mortgage Corp.	8.00	8/1/2032	3,082,983
7,935,302	Federal National Mortgage Association	6.00	12/1/2032	8,137,017
Total Collateral Value				11,220,000

(c) Collateralized by $85,000 Federal National Mortgage Association, 2.3%, maturing on 11/14/2005 with a value of $85,150.

The accompanying notes are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities as of March 31, 2005 (Unaudited)
Assets
Investments: Investments in securities, at amortized cost	$ 257,171,197
Repurchase agreements	11,083,000
Total investments in securities, at amortized cost (cost $268,254,197)	268,254,197
Cash	857
Interest receivable	336,759
Receivable for Fund shares sold	943,549
Other assets	46,397
Total assets	269,581,759
Liabilities
Dividends payable	53,966
Payable for investments purchased	9,922,903
Payable for Fund shares redeemed	1,649,254
Accrued management fee	80,862
Other accrued expenses and payables	543,809
Total liabilities	12,250,794
Net assets, at value	$ 257,330,965
Net Assets
Net assets consist of: Undistributed net investment income	67,122
Accumulated net realized gain (loss)	(14,529)
Paid-in capital	257,278,372
Net assets, at value	$ 257,330,965

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities as of March 31, 2005 (Unaudited) (continued)
Net Asset Value
Class A Net Asset Value, offering and redemption price per share ($134,570,330 ÷ 134,544,563 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$ 1.00

Class B

Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share ($72,841,237 ÷ 72,831,952 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)

$ 1.00

Class C

Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share ($49,919,398 ÷ 49,906,152 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)

$ 1.00

The accompanying notes are an integral part of the financial statements.

Statement of Operations for the six months ended March 31, 2005 (Unaudited)
Investment Income
Income: Interest	$ 2,959,645
Expenses: Management fee	539,493
Services to shareholders	699,854
Distribution service fees	827,029
Custodian fees	12,263
Auditing	19,945
Legal	9,643
Trustees' fees and expenses	16,284
Reports to shareholders	18,409
Registration fees	39,472
Other	14,008
Total expenses, before expense reductions	2,196,400
Expense reductions	(79,775)
Total expenses, after expense reductions	2,116,625
Net investment income	843,020
Net realized gain (loss) on investment transactions	616
Net increase (decrease) in net assets resulting from operations	$ 843,636

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended March 31, 2005 (Unaudited)	Year Ended September 30, 2004
Operations: Net investment income	$ 843,020	$ 419,211
Net realized gain (loss) on investment transactions	616	4,528
Net increase (decrease) in net assets resulting from operations	843,636	423,739
Distributions to shareholders from net investment income: Class A	(713,441)	(255,343)
Class B	(64,825)	(53,899)
Class C	(63,696)	(28,066)
Fund share transactions: Proceeds from shares sold	105,144,384	308,415,145
Reinvestment of distributions	770,098	309,974
Cost of shares redeemed	(152,624,244)	(426,426,800)
Net increase (decrease) in net assets from Fund share transactions	(46,709,762)	(117,701,681)
Increase (decrease) in net assets	(46,708,088)	(117,615,250)
Net assets at beginning of period	304,039,053	421,654,303
Net assets at end of period (including undistributed net investment income of $67,122 and $66,064, respectively)	$ 257,330,965	$ 304,039,053

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Class A
Years Ended September 30,	2005[a]	2004	2003	2002	2001	2000
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from investment operations: Net investment income	.0051	.002	.004	.009	.04	.05
Less distributions from: Net investment income	(.0051)	(.002)	(.004)	(.009)	(.04)	(.05)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return (%)	.52**	.17[b]	.36[b]	.89	4.40	5.43
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	135	149	187	226	271	252
Ratio of expenses before expense reductions (%)	1.16*	1.08	1.09	1.14	.93	.93
Ratio of expenses after expense reductions (%)	1.16*	1.07	1.09	1.14	.93	.92
Ratio of net investment income (%)	1.03*	.17	.37	.97	4.26	5.27

a For the six months ended March 31, 2005 (Unaudited).

b Total return would have been lower had certain expenses not been reduced.

* Annualized

** Not annualized

Class B
Years Ended September 30,	2005[a]	2004	2003	2002	2001	2000
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from investment operations: Net investment income	.0008	.0005	.001	.004	.03	.04
Less distributions from: Net investment income	(.0008)	(.0005)	(.001)	(.004)	(.03)	(.04)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return (%)[b]	.08c**	.05[c]	.14[c]	.35[c]	3.42	4.49
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	73	99	153	195	228	202
Ratio of expenses before expense reductions (%)	2.15*	2.04	1.99	2.01	1.89	1.87
Ratio of expenses after expense reductions (%)	2.02*	1.15	1.35	1.75	1.89	1.86
Ratio of net investment income (%)	.17*	.09	.11	.37	3.34	4.33

[a] For the six months ended March 31, 2005 (Unaudited).

[b] Total returns do not reflect the effect of any sales charges.

[c] Total return would have been lower had certain expenses not been reduced.

* Annualized

** Not annualized

Class C
Years Ended September 30,	2005[a]	2004	2003	2002	2001	2000
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from investment operations: Net investment income	.0013	.0005	.001	.004	.04	.05
Less distributions from: Net investment income	(.0013)	(.0005)	(.001)	(.004)	(.04)	(.05)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return (%)[b]	.13c**	.05[c]	.14[c]	.41[c]	3.76	4.81
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	50	55	82	79	96	79
Ratio of expenses before expense reductions (%)	2.02*	2.01	2.01	1.91	1.62	1.57
Ratio of expenses after expense reductions (%)	1.93*	1.15	1.31	1.67	1.62	1.56
Ratio of net investment income (%)	.26*	.09	.15	.44	3.59	4.63

[a] For the six months ended March 31, 2005 (Unaudited).

[b] Total returns do not reflect the effect of any sales charges.

[c] Total return would have been lower had certain expenses not been reduced.

* Annualized

** Not annualized

Notes to Financial Statements (Unaudited)

A. Significant Accounting Policies

Scudder Cash Reserves Fund (the ``Fund'') is a diversified series of Scudder Portfolios (the "Trust") which is registered under the Investment Company Act of 1940, as amended (the ``1940 Act''), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are offered to investors without an initial sales charge but are subject to the applicable sales charge if exchanged into Class A shares of another Scudder fund. Class B shares are offered without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions. Class B shares automatically convert to Class A shares six years after issuance. Class C shares are offered to investors without an initial sales charge and are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares do not convert into another class. Class I shares (none sold through March 31, 2005) are offered to a limited group of investors, are not subject to initial or contingent deferred sales charges and have lower ongoing expenses than other classes.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution service fees and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Portfolio securities are valued utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization to maturity of any discount or premium.

Repurchase Agreements. The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund, through its custodian or sub-custodian bank, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is equal to at least the principal amount of the repurchase price plus accrued interest. The custodian holds the collateral in a separate account until the agreement matures. If the value of the securities falls below the principal amount of the repurchase agreement plus accrued interest, the financial institution deposits additional collateral by the following business day. If the financial institution either fails to deposit the required additional collateral or fails to repurchase the securities as agreed, the Fund has the right to sell the securities and recover any resulting loss from the financial institution. If the financial institution enters into bankruptcy, the Fund's claims on the collateral may be subject to legal proceedings.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders. Accordingly, the Fund paid no federal income taxes and no federal income tax provision was required.

At September 30, 2004, the Fund had a net tax basis capital loss carryforward of approximately $15,000 which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until September 30, 2008 ($9,000) and September 30, 2009 ($6,000), the respective expiration dates, whichever occurs first.

Distribution of Income. Net investment income of the Fund is declared as a daily dividend and is distributed to shareholders monthly.

Permanent book and tax differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax differences will reverse in a subsequent period. There were no significant book-to-tax differences for the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Expenses. Expenses of the Trust arising in connection with a specific Fund are allocated to that Fund. Other Trust expenses which cannot be directly attributed to a Fund are apportioned among the Funds in the Trust.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes.

B. Related Parties

Management Agreement. Under the Management Agreement with Deutsche Investment Management Americas Inc. ("DeIM" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund. In addition to portfolio management services, the Advisor provides certain administrative services in accordance with the Management Agreement. The management fee payable under the Management Agreement is equal to an annual rate of 0.40% of the first $250,000,000 of the Fund's average daily net assets, 0.38% of the next $750,000,000 of such net assets, 0.35% of the next $1,500,000,000 of such net assets, 0.32% of the next $2,500,000,000 of such net assets, 0.30% of the next $2,500,000,000 of such net assets, 0.28% of the next $2,500,000,000 of such net assets, 0.26% of the next $2,500,000,000 of such net assets and 0.25% of such net assets in excess of $12,500,000,000, computed and accrued daily and payable monthly. Accordingly, for the six months ended March 31, 2005, the fee pursuant to the Management Agreement was equivalent to an annualized effective rate of 0.40% of the Fund's average daily net assets.

The Advisor has agreed to voluntarily waive expenses as necessary to maintain a minimum yield. This waiver may be changed or terminated at any time without notice.

Service Provider Fees. Scudder Investments Service Company (``SISC''), an affiliate of the Advisor, is the transfer, dividend-paying and shareholder service agent for the Fund's Class A, B and C shares. Pursuant to a sub-transfer agency agreement between SISC and DST Systems, Inc. ("DST"), SISC has delegated certain transfer agent and dividend paying agent functions to DST. SISC compensates DST out of the shareholder servicing fee it receives from the Fund. During the period, the Advisor agreed to voluntarily waive and reimburse certain operating expenses of Class B and Class C shares. For the six months ended March 31, 2005, the amount charged to Class A, B and C shares by SISC was as follows:

Shareholder Service Fee	Total Aggregated	Waived	Unpaid at March 31, 2005
Class A	$ 240,813	$ —	$ 118,023
Class B	246,534	55,618	105,026
Class C	113,861	20,703	43,702
	$ 601,208	$ 76,321	$ 266,751

Distribution Service Agreement. Under the Distribution Service Agreement, in accordance with Rule 12b-1 under the 1940 Act, Scudder Distributors, Inc. ("SDI"), a subsidiary of the Advisor, receives a fee ("Distribution Fee") of 0.75% of average daily net assets of Class B and C shares. Pursuant to the agreement, SDI enters into related selling group agreements with various firms at various rates for sales of Class B and C shares. For the six months ended March 31, 2005, the Distribution Fee was as follows:

Distribution Fee	Total Aggregated	Unpaid at March 31, 2005
Class B	$ 312,608	$ 46,917
Class C	185,922	30,830
	$ 498,530	$ 77,747

In addition, SDI provides information and administrative services ("Service Fee") to Class A, B and C shareholders at an annual rate of up to 0.25% of average daily net assets for each such class. SDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder accounts the firms service. For the six months ended March 31, 2005, the Service Fee was as follows:

Service Fee	Total Aggregated	Unpaid at March 31, 2005	Annualized Effective Rate
Class A	$ 167,197	$ 27,090.24%
Class B	101,167	14,695.24%
Class C	60,135	9,740.24%
	$ 328,499	$ 51,525

Underwriting Agreement and Contingent Deferred Sales Charge. SDI is the principal underwriter for the Fund. There were no underwriting commissions paid in connection with the distribution of Class A shares for the six months ended March 31, 2005.

In addition, SDI receives any contingent deferred sales charge ("CDSC") from Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is based on declining rates ranging from 4% to 1% for Class B and 1% for Class C, of the value of the shares redeemed. For the six months ended March 31, 2005, the CDSC for Class B and C shares aggregated $324,663 and $1,719, respectively.

Trustees' Fees and Expenses. The Fund pays each Trustee not affiliated with the Advisor retainer fees plus specified amounts for attended board and committee meetings.

Insurance Brokerage Commissions. The Fund paid insurance premiums to an unaffiliated insurance broker in 2002 and 2003. This broker in turn paid a portion of its commissions to an affiliate of the Advisor, which performed certain insurance brokerage services for the broker. The Advisor has reimbursed the Fund for the portion of commissions (plus interest) paid to the affiliate of the Advisor attributable to the premiums paid by the Fund. The amounts for 2002 and 2003 were $187 and $134, respectively.

C. Expense Reductions

For the six months ended March 31, 2005, the Advisor agreed to reimburse the Fund $1,853, which represents a portion of the fee savings expected to be realized by the Advisor related to the outsourcing by the Advisor of certain administrative services to an unaffiliated service provider.

In addition, the Fund has entered into an arrangement with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's expenses. During the six months ended March 31, 2005, the Fund's custodian and transfer agent fees were reduced by $21 and $1,580, respectively.

D. Line of Credit

The Fund and several other affiliated funds (the ``Participants'') share in a $1.25 billion revolving credit facility administered by J.P. Morgan Chase Bank for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated, based upon net assets, among each of the Participants. Interest is calculated at the Federal Funds Rate plus 0.5 percent. The

Fund may borrow up to a maximum of 33 percent of its net assets under the agreement.

E. Share Transactions

The following table summarizes share and dollar activity in the Fund:

	Six Months Ended March 31, 2005		Year Ended September 30, 2004
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	58,533,638	$ 58,533,638	146,608,929	$ 146,610,774
Class B	21,309,644	21,309,644	96,020,893	96,020,882
Class C	25,301,102	25,301,102	65,783,492	65,783,489
		$ 105,144,384		$ 308,415,145
Shares issued to shareholders in reinvestment of distributions
Class A	660,114	$ 660,114	233,847	$ 233,847
Class B	55,151	55,151	49,483	49,483
Class C	54,833	54,833	26,644	26,644
		$ 770,098		$ 309,974
Shares redeemed
Class A	(74,058,790)	$ (74,058,795)	(184,282,547)	$ (184,282,519)
Class B	(47,715,478)	(47,715,478)	(150,137,447)	(150,137,501)
Class C	(30,849,971)	(30,849,971)	(92,006,774)	(92,006,780)
		$ (152,624,244)		$ (426,426,800)
Net increase (decrease)
Class A	(14,865,038)	$ (14,865,043)	(37,439,771)	$ (37,437,898)
Class B	(26,350,683)	(26,350,683)	(54,067,071)	(54,067,136)
Class C	(5,494,036)	(5,494,036)	(26,196,638)	(26,196,647)
		$ (46,709,762)		$ (117,701,681)

F. Regulatory Matters and Litigation

Since at least July 2003, federal, state and industry regulators have been conducting ongoing inquiries and investigations ("inquiries") into the mutual fund industry, and have requested information from numerous mutual fund companies, including Scudder Investments. It is not possible to determine what the outcome of these inquiries will be or what the effect, if any, would be on the funds or their advisors. Publicity about mutual fund practices arising from these industry-wide inquiries serves as the general basis of a number of private lawsuits against the Scudder funds. These lawsuits, which previously have been reported in the press, involve purported class action and derivative lawsuits, making various allegations and naming as defendants various persons, including certain Scudder funds, the funds' investment advisors and their affiliates, certain individuals, including in some cases fund Trustees/Directors, officers, and other parties. Each Scudder fund's investment advisor has agreed to indemnify the applicable Scudder funds in connection with these lawsuits, or other lawsuits or regulatory actions that may be filed making allegations similar to these lawsuits regarding market timing, revenue sharing, fund valuation or other subjects arising from or related to the pending inquiries. Based on currently available information, the funds' investment advisors believe the likelihood that the pending lawsuits will have a material adverse financial impact on a Scudder fund is remote and such actions are not likely to materially affect their ability to perform under their investment management agreements with the Scudder funds.

G. Fund Merger

On April 29, 2005, the Board of the Scudder Cash Reserves Fund (the "Fund") approved, in principal, the merger of the Fund into Scudder Cash Investment Trust. Completion of the merger is subject to a number of conditions, including the final approval by the Fund's Board and approval by shareholders of the Fund at a shareholder meeting expected to be held within approximately the next four months.

Account Management Resources

Automated Information Lines

ScudderACCESS (800) 972-3060

Personalized account information, information on other Scudder funds and services via touchtone telephone and for Classes A, B, and C only, the ability to exchange or redeem shares.

Web Site

scudder.com

View your account transactions and balances, trade shares, monitor your asset allocation, and change your address, 24 hours a day.

Obtain prospectuses and applications, blank forms, interactive worksheets, news about Scudder funds, subscription to fund updates by e-mail, retirement planning information, and more.

For More Information	(800) 621-1048 To speak with a Scudder service representative.
Written Correspondence	Scudder Investments PO Box 219356 Kansas City, MO 64121-9356
Proxy Voting

A description of the fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the 12-month period ended June 30 is available on our Web site — scudder.com (type "proxy voting" in the search field) — or on the SEC's Web site — www.sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call us toll free at (800) 621-1048.

Principal Underwriter	If you have questions, comments or complaints, contact: Scudder Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148
	Class A	Class B	Class C
CUSIP Number	811195-403	811195-502	811195-601
Fund Number	74	274	374
Privacy Statement

This privacy statement is issued by Deutsche Investment Management Americas Inc., Deutsche Asset Management, Inc., Scudder Distributors, Inc., Scudder Investor Services, Inc., Scudder Trust Company and the Scudder Funds.

We never sell customer lists or individual client information. We consider privacy fundamental to our client relationships and adhere to the policies and practices described below to protect current and former clients' information. Internal policies are in place to protect confidentiality, while allowing client needs to be served. Only individuals who need to do so in carrying out their job responsibilities may access client information. We maintain physical, electronic and procedural safeguards that comply with federal and state standards to protect confidentiality. These safeguards extend to all forms of interaction with us, including the Internet.

In the normal course of business, clients give us nonpublic personal information on applications and other forms, on our websites, and through transactions with us or our affiliates. Examples of the nonpublic personal information collected are name, address, Social Security number and transaction and balance information. To be able to serve our clients, certain of this client information is shared with affiliated and nonaffiliated third party service providers such as transfer agents, custodians, and broker-dealers to assist us in processing transactions and servicing your account with us. In addition, we may disclose all of the information we collect to companies that perform marketing services on our behalf or to other financial institutions with which we have joint marketing agreements. The organizations described above that receive client information may only use it for the purpose designated by the Scudder Companies listed above.

We may also disclose nonpublic personal information about you to other parties as required or permitted by law. For example, we are required or we may provide information to government entities or regulatory bodies in response to requests for information or subpoenas, to private litigants in certain circumstances, to law enforcement authorities, or any time we believe it necessary to protect the firm.

Questions on this policy may be sent to:

Scudder Investments
Attention: Correspondence — Chicago
P.O. Box 219415
Kansas City, MO 64121-9415

September 2004

Notes

Notes

Notes

Notes

Notes

ITEM 2.         CODE OF ETHICS.

                Not applicable.

ITEM 3.         AUDIT COMMITTEE FINANCIAL EXPERT.

                Not applicable.

ITEM 4.         PRINCIPAL ACCOUNTANT FEES AND SERVICES.

                Not applicable.

ITEM 5.         AUDIT COMMITTEE OF LISTED REGISTRANTS

                Not Applicable

ITEM 6.         SCHEDULE OF INVESTMENTS

                Not Applicable

ITEM 7.         DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
                CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

                Not applicable.

ITEM 8.         PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

                Not applicable.

ITEM 9.         PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT
                INVESTMENT COMPANY AND AFFILIATED PURCHASERS

                Not Applicable.

ITEM 10.        SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Procedures and Guidelines. Shareholders
may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to the Fund's Secretary for the attention of the
Chairman of the Nominating and Governance Committee, Two International Place,
Boston, MA 02110. Suggestions for candidates must include a resume of the candidate.

ITEM 11.        CONTROLS AND PROCEDURES.

(a) The Chief Executive and Financial Officers concluded that the Registrant's
Disclosure Controls and Procedures are effective based on the evaluation of the
Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant's internal control over financial reporting that occurred during the registrant's last half-year (the registrant's second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal controls over financial reporting.

ITEM 12.        EXHIBITS.

(a)(1)   Certification  pursuant to Rule 30a-2(a) under the  Investment  Company
         Act of 1940 (17 CFR  270.30a-2(a))  is filed  and  attached  hereto  as
         Exhibit 99.CERT.

(b)      Certification  pursuant to Rule 30a-2(b) under the  Investment  Company
         Act of 1940 (17 CFR  270.30a-2(b))  is furnished and attached hereto as
         Exhibit 99.906CERT.

Form N-CSR Item F

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder Cash Reserves Fund

By:                                 /s/ Julian Sluyters
                                    ---------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               May 31, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                          Scudder Cash Reserves Fund

By:                                 /s/ Julian Sluyters
                                    ---------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               May 31, 2005

By:                                 /s/ Paul Schubert
                                    ---------------------------
                                    Paul Schubert
                                    Chief Financial Officer

Date:                               May 31, 2005